Leases (Details) - Schedule of lease costs - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Schedule Of Lease Costs Abstract
Operating lease cost	$ 406	$ 807
Variable lease cost	209	390
Short-term lease cost	12	23
Total lease cost	$ 627	$ 1,220